EQUITY AND EARNINGS PER SHARE (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	May 15, 2013	May 06, 2013	Apr. 29, 2013
Equity And Earnings Per Share Details Narrative
Common stock, par value	$ 0.01		$ 0.01				$ 0.01
Common stock, shares authorized	2,000,000,000		2,000,000,000				2,000,000,000
Preferred stock, par value							$ 0.01
Preferred stock, shares authorized							100,000,000
Common stock, shares outstanding	253,025,645		253,025,645			253,025,645
Dividend declared per share	$ 0.07		$ 0.07
Shares reserved for options					30,000,000
Yearly increase in number of shares available for options (percentage)					10.00%
Threshold percentage for options that may be issued to the Manager					10.00%
Dilutive Common Stock Equivalents	3,633,843		1,826,960